Workers Compensation (Details) - USD ($)	12 Months Ended
	Aug. 31, 2019	Aug. 31, 2018
Workers Comp Deposit Beginning Balance		$ 2,335,000
Premiums paid	$ (144,000)	(819,000)
Paid in deposits	7,730,000	2,386,000
Claim losses	(1,999,000)	(28,000)
Deposit refund	(1,223,000)
Workers' Comp Deposit Ending balance	8,238,000	3,874,000
Less Currents Amount	(1,957,000)
Long Term Balance	6,281,000
Sunz Program One [Member]
Paid in deposits	7,730,000	2,386,000
Claim losses	(1,850,000)	(28,000)
Workers' Comp Deposit Ending balance	8,238,000	2,358,000
Less Currents Amount	(1,957,000)
Long Term Balance	6,281,000
Everest Program One [Member]
Workers Comp Deposit Beginning Balance		2,335,000
Premiums paid	(144,000)	(819,000)
Claim losses	(149,000)
Deposit refund	$ (1,223,000)
Workers' Comp Deposit Ending balance		$ 1,516,000